Accounts and Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Summary of accounts and notes receivable
	As of December 31, 2023	As of December 31, 2022

Accounts receivable	$3,960,409	$2,423,055
Notes receivable	86,623	300,406
Allowance for credit losses	(472,293)	(303,311)
Total accounts and notes receivable, net	$3,574,739	$2,420,150

Summary of movements of allowance for credit losses
Movements of allowance for credit losses are as follows:

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021

Beginning balance	$303,311	$310,968	$190,777
Addition	178,118	16,394	114,227
Exchange rate effect	(9,136)	(24,051)	5,964
Ending balance	$472,293	$303,311	$310,968